Subsidiaries (Details) - Schedule of Acquisition Date Fair Value of Each Major Class of Consideration - Acquisition of GIS [member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Subsidiaries (Details) - Schedule of Acquisition Date Fair Value of Each Major Class of Consideration [Line Items]
Cash	$ 23,568
Deferred consideration	772
Earn-out cash consideration – Contingent consideration	5,196
Total consideration transferred	$ 29,536